Independent Accountants’ Report on Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

DT Acceptance Corporation (together, the “Company”)

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Guggenheim Securities, LLC

(collectively, with the Company, the “Specified Parties”)

Re: DT Auto Owner Trust 2016-1, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

DT Auto Owner Trust 2016-1, Asset-Backed Notes

January 5, 2016

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Loans” means auto loans secured by used automobiles, light duty trucks, vans and minivans.

•	The phrase “Data File” means an electronic data file, prepared and provided to us by the Company on December 14, 2015, containing certain information related to 22,964 Loans and their related attributes as of November 30, 2015. The Company is responsible for the Data File.

•	The phrase “Selected Loans” means a sample of 150 Loans that we selected randomly from the Data File, as instructed by the Company. A listing of the Selected Loans is attached hereto as Exhibit A.

•	The phrase “Loan File Documents” means some or all of the following documents: Installment Sale Contract, Modification Agreement, “Customer Note Inquiry” screen print, Interest Rate Buydown Letter, Proof of Change of Residency, Borrower’s Driver License, Certificate of Title, Title Application, Lessor’s Report of Sale, Vintek Lien and Title Information Report, Lien Entry Form, Lien Holders Release Forms, Credit Application, and/or Agreement to Provide Insurance. The Loan File Documents, maintained and furnished to us by the Company, were represented by the Company to be either the original Loan File Documents, a copy of the original Loan File Documents, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract or Modification Agreement by the borrower. The Company is responsible for the Loan File Documents.

I.	The Selected Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Loans. For each of the Selected Loans, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the applicable Loan File Documents.

The Specified Parties indicated that the absence of any of the applicable Loan File Documents noted below or the inability to agree the indicated information from the Data File to the applicable Loan File Documents for each of the attributes identified constituted an exception. The Loan File Documents are listed in the order of priority until such attribute was compared.

Attribute	Loan File Document(s)
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract, Modification Agreement, or “Customer Note Inquiry” screen print
Recomputed Original Term	Installment Sale Contract and instructions provided by the Company described below
Scheduled Monthly Payment	Installment Sale Contract or Interest Rate Buydown Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract or Interest Rate Buydown Letter
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract or Modification Agreement
Borrowers State	Installment Sale Contract, Proof of Change of Residency, or Borrower’s Driver License
Legal Owner or Lien Holder Name	Certificate of Title, Title Application, Lessor’s Report of Sale, or Vintek Lien and Title Information Report
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, Lien Entry Form, Lien Holders Release Forms or Vintek Lien and Title Information Report
Presence of Agreement to Provide Insurance	Agreement to Provide Insurance
Presence of Truth-in-Lending Disclosure Statement	Installment Sale Contract

DT Auto Owner Trust 2016-1, Asset-Backed Notes

January 5, 2016

We were instructed by the Company to recompute the Original Term (the “Recomputed Original Term”) using the First Payment Date appearing on the Installment Sale Contract and the Original Maturity Date appearing on the Installment Sale Contract or Modification Agreement. We compared the Recomputed Original Term to the corresponding information appearing on the Data File.

For procedures performed related to the Presence of Credit Application, Presence of Certificate of Title, Presence of Agreement to Provide Insurance, and Presence of Truth-in-Lending Disclosure Statement, we performed no procedures related to the validity of such Loan File Documents.

The information regarding the Selected Loans was found to be in agreement with the respective information on the Loan File Documents, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

DT Auto Owner Trust 2016-1, Asset-Backed Notes

January 5, 2016

The procedures performed were applied based on the information indicated in the Data File or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Loan File Documents, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of DriveTime Automotive Group, Inc., DT Acceptance Corporation, Wells Fargo Securities, LLC, Citigroup Global Markets, Inc., Deutsche Bank Securities, Inc., and Guggenheim Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

January 5, 2016

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A The Selected Loans

Selected Loan #	Loan #	Selected Loan #	Loan #	Selected Loan #	Loan #
1	103015592901	51	107005609601	101	137001762301
2	103015184201	52	106014226101	102	137001851901
3	104016291001	53	106013910201	103	133002188801
4	104016622501	54	105013531601	104	133002208701
5	104016706001	55	107005395901	105	133002049101
6	104017137301	56	104016532901	106	132000484601
7	104017172201	57	104017404801	107	133001627501
8	105011928701	58	103015194401	108	123002294101
9	105013128002	59	103015696301	109	123002182301
10	105013459202	60	104017179501	110	123002176401
11	105013501201	61	104017214701	111	124000502701
12	105013525401	62	106014015101	112	123002214101
13	105013662301	63	107005396702	113	119008395501
14	105013682601	64	108015339901	114	119008468001
15	106014035201	65	108015749801	115	119008303201
16	108015312901	66	114008620601	116	119008047901
17	110003964601	67	115008390301	117	119008488401
18	112010849401	68	119008261101	118	115008337901
19	119007692001	69	123002319601	119	115008394201
20	119007848301	70	123002326901	120	115007733601
21	119008219901	71	124000622601	121	114008637601
22	119008276801	72	131000414901	122	115008140201
23	123002267901	73	131000416401	123	112011181501
24	131000271801	74	133002182501	124	112011225101
25	131000488201	75	137002055001	125	112010344601
26	131000491001	76	138001709701	126	110003992201
27	132000640001	77	138002045901	127	110003946401
28	133001654801	78	142001231601	128	112011033301
29	133002014801	79	153000419701	129	108015631501
30	137002067601	80	153000473401	130	108015597601
31	142001194401	81	173000063501	131	112010936501
32	166000175501	82	173000177001	132	108015303901
33	173000095401	83	173000209901	133	108014043101
34	173000285202	84	177000039601	134	108014214901
35	173000406101	85	166000128801	135	104017250401
36	173000475901	86	166000136801	136	103015444901
37	173000387801	87	153000628101	137	104016746401
38	173000525101	88	153000650401	138	104016931101
39	173000208601	89	153000360101	139	104017092401
40	166000233501	90	153000561801	140	104017092701
41	167000019202	91	142001312801	141	104017159201
42	138002075601	92	142001317801	142	104017224601
43	138000934702	93	153000651601	143	104016899301
44	132000594901	94	142001053001	144	104016903101
45	124000852501	95	138002002901	145	103015802401
46	119007609102	96	138002024101	146	103015804001
47	119008228201	97	138001869401	147	103015246601
48	119007937801	98	138001576201	148	103015708201
49	114008613301	99	138001713501	149	103015741901
50	112010861901	100	137002040001	150	103015111003

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT B.

Exhibit B
Exception List

Selected Loan #	Loan #	Attribute	Per Data File	Per Loan File Document(s)
5	104016706001	APR	18.90%	17.90%
13	105013662301	Presence of Credit Application	-	Not Found
13	105013662301	Presence of Agreement to Provide Insurance	-	Not Found
82	173000177001	Legal Owner or Lien Holder Name	-	Not Found
82	173000177001	Presence of Credit Application	-	Not Found
82	173000177001	Presence of Certificate of Title	-	Not Found
82	173000177001	Presence of Agreement to Provide Insurance	-	Not Found